Trade and other receivables (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	25.00%	22.00%
Credit risk [member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Credit insurance coverage rate	90.00%